OPERATING LEASES - Schedule of Future Minimum Operating Lease Revenue Receipts (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 48,281
2026	2,340
2027	0
2028	0
2029 and thereafter	0
Total	$ 50,621